Nature of Operations and Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nature Of Operations And Summary Of Significant Accounting Policies - Schedule Of Net Loss Per Common Share Details
Net loss	$ (15,167)	$ (18,252)
Less: Cumulative unpaid preferred stock dividends	(480)	(260)
Net loss attributable to common shareholders	$ (15,647)	$ (18,512)
Weighted average common shares outstanding	2,794,630	1,771,736
Net loss per common share - basic and diluted	$ (5.60)	$ (10.45)